UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York           August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total: $817,510
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              Form 13F File Number        Name

1                028-13041                   H Partners, LP
2                028-14314                   H Offshore Fund, Ltd.
3                028-14309                   H Partners Phoenix SPV Fund, LP



                                                      FORM 13F INFORMATION TABLE
                                                      H PARTNERS MANAGEMENT, LLC
                                                             June 30, 2012





COLUMN 1                  COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                          TITLE                        VALUE      SHRS OR    SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER            OF CLASS         CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE       SHARED NONE
--------------            ---------        ------      ---------  --------   --- -----  ----------- --------- -----      ------ ----
BOYD GAMING CORP          COM              103304101    25,920     3,600,000 SH         DEFINED     1, 2       3,600,000  0     0
CUMULUS MEDIA INC         CL A             231082108     2,037       676,682 SH         DEFINED     1, 2         676,682  0     0
GRACE W R & CO DEL NEW    COM              38388F108    63,063     1,250,000 SH         DEFINED     1, 2       1,250,000  0     0
SEALY CORP                COM              812139301    28,640    15,480,935 SH         DEFINED     1, 2      15,480,935  0     0
SEALY CORP                SR SECD 3RD 8%   812139400     5,825       100,000 SH         DEFINED                  100,000  0     0
SIX FLAGS ENTMT CORP NEW  COM              83001A102   692,025    12,772,698 SH         DEFINED     1, 2, 3   12,772,698  0     0



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